CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Common stock [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Reserve [Member]	Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Non controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 233,548	$ (11,468)	$ 78,495,062	$ 8,345,371	$ 60,462,275	$ 5,016,575	$ 15,357,471	$ 167,898,834
Beginning Balance (Shares) at Dec. 31, 2009	24,952,571	(3,000)
Issuance of common stock in private placements	16,520		9,113,232					9,129,752
Issuance of common stock in private placements (Shares)	826,017
Common stock issued upon the exercise of warrants	413		253,275					253,688
Common stock issued upon the exercise of warrants (Shares)	20,625
Stock-based compensation	4,634		2,394,876					2,399,510
Stock-based compensation (Shares)	231,681
Common stock released upon achieving earn-out target			1,850,405					1,850,405
Net income for the year					34,402,004		1,071,626	35,473,630
Foreign currency translation gain						6,308,465	359,888	6,668,353
Capital injection to Geo							1,714,022	1,714,022
Imputed interests in relation to shareholders loan			187,500					187,500
Transfer to reserve				4,623,614	(4,623,614)
Ending Balance at Dec. 31, 2010	255,115	(11,468)	92,294,350	12,968,985	90,240,665	11,325,040	18,503,007	225,575,694
Ending Balance (Shares) at Dec. 31, 2010	26,030,894	(3,000)
Purchase of treasury stock		(684,046)						(684,046)
Purchase of treasury stock (Shares)		(357,627)
Common stock issued upon the settlement of earn-out target	6,887		957,303					964,190
Common stock issued upon the settlement of earn-out target (Shares)	344,353
Stock-based compensation	2,500		1,142,499					1,144,999
Stock-based compensation (Shares)	125,000
Common stock released upon achieving earn-out target	3,306		1,719,006					1,722,312
Common stock released upon achieving earn-out target (Shares)	165,289
Common stock issued on conversion of shareholders loan	18,518		4,981,482					5,000,000
Common stock issued on conversion of shareholders loan (Shares)	925,926
Net income for the year					7,909,398		660,781	8,570,179
Foreign currency translation gain						8,600,219	303,694	8,903,913
Imputed interests in relation to shareholders loan			166,667					166,667
Changes in an ownership interest in Zhongtian					(1,029,896)		1,029,896
Transfer to reserve				1,519,548	(1,519,548)
Capital injection to Zhongtian							1,175,778	1,175,778
Ending Balance at Dec. 31, 2011	286,326	(695,514)	101,261,307	14,488,533	95,600,619	19,925,259	21,673,156	252,539,686
Ending Balance (Shares) at Dec. 31, 2011	27,591,462	(360,627)
Purchase of treasury stock		(315,577)						(315,577)
Purchase of treasury stock (Shares)		(223,604)
Rounding impact of Share changes due to one for two reverse stock split of common stock (Shares)	377
Net income for the year					(89,630,508)		(992,050)	(90,622,558)
Foreign currency translation gain						1,885,805	242,965	2,128,770
Imputed interests in relation to shareholders loan								0
Transfer to reserve				44,054	(44,054)
Capital injection to Zhongtian							283,612	283,612
Changes in a Parents Ownership Interest in Zhongtian					(122,034)		122,034
Ending Balance at Dec. 31, 2012	$ 286,326	$ (1,011,091)	$ 101,261,307	$ 14,532,587	$ 5,804,023	$ 21,811,064	$ 21,329,717	$ 164,013,933
Ending Balance (Shares) at Dec. 31, 2012	27,591,839	(584,231)